Schedule of Investments (unaudited)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.5%
Azule Energy Finance PLC
8.13%, 01/23/30(a)	$700	$709,310
8.25%, 01/22/31(a)	800	811,400
8.63%, 01/22/33(a)	400	408,600
		1,929,310
Argentina — 2.8%
Banco Macro SA, 8.00%, 06/23/29(a)	400	409,820
Compania General Combust, 11.88%, 11/28/30	400	406,500
Empresa Distribuidora Y Comercializadora Norte, 9.50%, 04/28/33	400	396,800
Pampa Energia SA
7.75%, 11/14/37	600	608,565
7.88%, 12/16/34(a)	600	624,006
Pluspetrol SA
8.13%, 05/18/31(a)	400	412,952
8.50%, 05/30/32(a)	500	527,550
Tecpetrol SA, 7.63%, 11/03/30(a)	600	616,365
Telecom Argentina SA
8.50%, 01/20/36	450	469,418
9.25%, 05/28/33(a)	750	803,932
9.50%, 07/18/31(a)	575	622,423
Transportadora de Gas del Sur SA, 7.75%, 11/20/35(a)	400	411,500
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	435	449,573
7.88%, 04/08/38	400	411,190
8.50%, 06/10/33(a)	650	689,244
YPF SA
7.00%, 09/30/33(a)(b)	400	407,060
7.00%, 12/15/47(a)	350	329,700
8.25%, 01/17/34(a)	1,200	1,263,600
8.75%, 09/11/31(a)	450	478,237
9.00%, 06/30/29(a)(b)	343	355,286
9.50%, 01/17/31(a)	720	763,704
		11,457,425
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 01/22/31(a)	400	399,432
Australia — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	300	282,450
Bahrain — 0.1%
BBK BSC, 6.88%, 06/06/29(a)	200	193,060
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	386,188
		579,248
Brazil — 4.9%
3R Lux SARL, 9.75%, 02/05/31(a)	200	211,352
Adecoagro SA, 7.50%, 07/29/32(a)	100	97,484
Aegea Finance SARL
7.63%, 01/20/36(a)	200	171,750
9.00%, 01/20/31(a)	200	194,220
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	200	193,272
Arcos Dorados BV, 6.38%, 01/29/32(a)	200	206,358
Axia Energia SA
4.63%, 02/04/30(a)	200	191,737
6.50%, 01/11/35(a)	200	198,500
Azul Secured Finance LLP, 9.88%, 02/15/31(a)	400	369,032
Security	Par (000)	Value
Brazil (continued)
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	$200	$184,480
Banco Bradesco SA, 6.50%, 01/22/30(a)	200	204,526
Banco Bradesco SA/Cayman Islands, 5.38%, 01/20/31(a)	200	195,800
Banco BTG Pactual SA, 5.75%, 01/22/30(a)	200	199,000
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(a)	200	196,130
Banco do Brasil SA, 6.00%, 03/18/31(a)	200	200,440
Banco do Brasil SA/Cayman
5.63%, 10/23/31	200	195,749
6.25%, 04/18/30(a)	200	202,812
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	200	200,500
BRF SA, 5.75%, 09/21/50(a)	200	151,000
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	200	210,250
Cosan Overseas Ltd., 8.25%(a)(c)	100	93,575
CSN Inova Ventures, 6.75%, 01/28/28(a)	200	166,840
CSN Resources SA
4.63%, 06/10/31(a)	400	246,000
5.88%, 04/08/32(a)	200	123,440
8.88%, 12/05/30(a)	200	141,500
Embraer Netherlands Finance BV
5.40%, 01/09/38	200	189,260
5.98%, 02/11/35	125	127,463
FS Luxembourg SARL, 8.13%, 02/11/36	200	181,250
Gerdau Trade, Inc., 5.75%, 06/09/35	100	100,797
Gol Finance, Inc., 14.38%, 06/06/30(a)	500	484,590
Guara Norte SARL, 5.20%, 06/15/34(a)	141	135,004
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(a)	200	202,440
Klabin Austria GmbH
3.20%, 01/12/31(a)	200	179,280
5.75%, 04/03/29(a)	200	201,755
7.00%, 04/03/49(a)	200	199,680
LD Celulose International GmbH, 7.95%, 01/26/32(a)	200	208,130
MARB BondCo PLC, 3.95%, 01/29/31(a)	200	175,277
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	351	344,093
MercadoLibre, Inc.
3.13%, 01/14/31	200	181,822
4.90%, 01/15/33	200	192,206
Minerva Luxembourg SA
4.38%, 03/18/31(a)	200	174,836
7.50%, 04/22/36(a)	200	190,790
8.88%, 09/13/33(a)	200	207,100
Nexa Resources SA, 6.75%, 04/09/34(a)	200	206,574
Nova Securitisation SARL
5.75%, 02/03/31(a)	200	190,175
6.50%, 02/03/36(a)	200	182,000
Oceanica Lux, 11.25%, 05/08/31	200	200,640
Petrobras Global Finance BV
5.13%, 09/10/30	200	194,530
5.50%, 06/10/51(d)	160	125,890
5.60%, 01/03/31(d)	250	249,375
6.00%, 01/27/28(d)	295	299,174
6.00%, 01/13/35(d)	250	246,495
6.25%, 01/10/36(d)	300	292,890
6.50%, 07/03/33(d)	200	202,675
6.75%, 01/27/41	150	146,325
6.85%(d)	375	339,487

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
6.88%, 01/20/40(d)	$200	$201,173
7.25%, 03/17/44	250	252,660
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(a)	200	197,150
Raizen Fuels Finance SA
5.70%, 01/17/35(a)	400	212,908
6.45%, 03/05/34(a)	200	105,500
6.70%, 02/25/37(a)(e)(f)	200	105,500
6.95%, 03/05/54(a)	200	104,576
Rede D'or Finance Sarl, 6.55%, 04/28/36(a)	200	192,382
Rede D'or Finance SARL
4.50%, 01/22/30(a)	200	188,640
6.45%, 09/09/35(a)	200	192,389
Rumo Luxembourg SARL, 5.25%, 01/10/28(a)	200	195,656
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00 % PIK)(a)(g)	1,125	1,129,392
Simpar Europe SA, 5.20%, 01/26/31(a)	200	168,614
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(a)	400	394,120
6.00%, 11/25/29(a)	200	201,940
St Marys Cement, Inc. Canada, 5.75%, 04/02/34(a)	200	199,876
Suzano Austria GmbH
2.50%, 09/15/28	100	94,533
3.13%, 01/15/32	300	262,653
4.00%, 01/15/31	400	373,580
5.00%, 01/15/30	200	195,760
6.00%, 01/15/29	400	405,484
7.00%, 03/16/47(a)	400	418,360
Suzano Netherlands BV, 5.50%, 01/15/36	200	190,540
Usiminas International SARL, 7.50%, 01/27/32(a)	200	205,422
Vale Overseas Ltd.
3.75%, 07/08/30(d)	400	379,740
6.00%, 02/25/56, (5-year CMT + 2.43%)(a)(h)	200	199,040
6.13%, 06/12/33	350	362,425
6.40%, 06/28/54(d)	500	495,625
6.88%, 11/21/36(d)	200	218,034
6.88%, 11/10/39	150	163,115
Yinson Bergenia Production BV, 8.50%, 01/31/45(a)	390	417,411
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	192	211,188
		19,933,136
Cameroon,United Republic Of — 0.1%
Golar LNG Ltd., 7.50%, 10/02/30(a)	300	304,737
Canada — 0.1%
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	400	397,392
Chile — 3.6%
AES Andes SA
6.30%, 03/15/29(a)	200	203,402
8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(h)	200	208,480
Agrosuper SA, 4.60%, 01/20/32(a)	200	189,716
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)	589	458,339
Antofagasta PLC
2.38%, 10/14/30(a)	200	178,748
5.63%, 05/13/32(a)	400	405,928
5.63%, 09/09/35(a)	200	198,480
6.25%, 05/02/34(a)	400	415,080
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	200	203,750
Banco de Chile, 2.99%, 12/09/31(a)	200	179,376
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)	200	177,675
Security	Par (000)	Value
Chile (continued)
3.50%, 10/12/27(a)(d)	$200	$196,656
7.50%, (5-year CMT + 3.77%)(a)(c)(h)	200	208,590
8.75%, (5-year CMT + 4.94%)(a)(c)(e)(f)(h)	400	421,352
Banco Santander Chile
3.18%, 10/26/31(a)(d)	200	181,402
4.55%, 11/20/30(a)(d)	350	342,790
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(a)	200	186,490
4.25%, 04/30/29(a)	400	379,920
5.15%, 01/29/50(a)	400	317,528
5.50%, 04/30/49(a)	200	168,304
6.18%, 05/05/32(a)	200	197,460
Cencosud SA
5.75%, 04/15/36(a)	200	197,608
5.95%, 05/28/31(a)	400	407,632
Chile Electricity Lux Mpc II SARL, 5.67%, 10/20/35(a)	388	387,960
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(a)	586	581,518
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(a)	330	335,013
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(a)	250	224,095
Colbun SA
3.15%, 03/06/30(a)	200	186,184
3.15%, 01/19/32(a)	400	359,452
5.38%, 09/11/35(a)	200	196,500
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)	450	393,143
Enel Chile SA, 4.88%, 06/12/28	500	498,637
Engie Energia Chile SA
3.40%, 01/28/30(a)	200	187,310
6.38%, 04/17/34(a)	400	413,024
Falabella SA, 3.38%, 01/15/32(a)	200	177,364
Interchile SA, 4.50%, 06/30/56(a)	500	410,290
Inversiones CMPC SA
3.00%, 04/06/31(a)	400	346,530
3.85%, 01/13/30(a)	200	185,608
6.13%, 06/23/33(a)	200	195,375
6.13%, 02/26/34(a)	200	195,835
6.70%, 12/09/57, (5-year CMT + 2.83%)(a)(h)	400	387,218
Latam Airlines Group SA
7.63%, 01/07/31(a)	430	439,137
7.88%, 04/15/30(a)	705	720,862
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	400	262,000
5.50%, 09/10/34(a)	400	394,776
5.63%, 04/22/56, (5-year CMT + 1.92%)(a)(h)	200	193,375
6.50%, 11/07/33(a)	400	419,116
Sociedad Transmisora Metropolitana SpA, 6.39%, 12/15/55	400	399,760
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	236,625
		14,751,413
China — 8.4%
Agricultural Bank of China Ltd./Hong Kong, 4.18%, 04/25/28, (1-day SOFR Index + 0.52%)(a)(h)	200	200,512
Agricultural Bank of China Ltd./New York, 4.11%, 01/13/31, (1-day SOFR Index + 0.45%)(a)(h)	200	200,086
Alibaba Group Holding Ltd.
2.13%, 02/09/31	200	178,988
2.70%, 02/09/41	200	142,240
3.15%, 02/09/51	400	251,216
3.25%, 02/09/61	200	118,540
3.40%, 12/06/27	500	492,990
4.00%, 12/06/37(d)	400	352,312

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
4.20%, 12/06/47	$400	$311,748
4.40%, 12/06/57	200	154,000
4.50%, 11/28/34	200	190,496
4.88%, 05/26/30	400	401,604
5.25%, 05/26/35	400	401,232
Amipeace Ltd., 2.25%, 10/22/30(a)	200	181,618
Baidu, Inc., 2.38%, 08/23/31	200	178,776
Bank of China Ltd./Dubai, 4.07%, 11/24/28, (1-day SOFR Index + 0.43%)(a)(h)	200	200,266
Bank of China Ltd./Macau, 4.14%, 10/21/28, (1-day SOFR Index + 0.48%)(a)(h)	200	200,476
Bank of China Ltd./Panama, 4.15%, 03/19/28, (1-day SOFR Index + 0.50%)(a)(h)	200	200,416
Bank of China Ltd./Sydney
4.02%, 05/28/31, (1-day SOFR + 0.38%)(a)(h)	200	199,824
4.15%, 03/04/28, (1-day SOFR Index + 0.50%)(a)(h)	200	200,404
BOC Aviation Ltd.
2.63%, 09/17/30(a)(d)	400	368,180
3.00%, 09/11/29(a)	500	475,375
3.50%, 09/18/27(a)	200	197,716
4.25%, 03/04/31(a)(d)	400	390,708
4.38%, 01/12/33(a)	400	386,496
4.50%, 05/23/28(a)	400	399,064
BOC Aviation USA Corp.
4.63%, 09/04/31(a)	200	197,490
4.75%, 01/14/28(a)	200	200,070
4.88%, 05/03/33(a)	400	397,584
5.00%, 01/17/29(a)	400	403,588
5.25%, 01/14/30(a)	400	405,124
5.75%, 11/09/28(a)	400	408,664
Bocom Leasing Management Hong Kong Co. Ltd.
4.13%, 06/02/29, (1-day SOFR Index + 0.48%)(a)(h)	200	199,462
4.32%, 03/07/28, (1-day SOFR Index + 0.67%)(a)(h)	200	200,314
CCB Shipping and Aviation Leasing Corp. Ltd., 4.27%, 09/17/28, (1-day SOFR Index + 0.62%)(a)(h)	200	200,187
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.12%)(a)(c)(h)	200	198,813
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	200	199,438
CFAMC III Co. Ltd., 4.25%, 11/07/27(a)	200	198,054
CFAMC IV Co. Ltd., 4.50%, 05/29/29(a)	200	197,066
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	199,116
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(a)	200	184,284
3.13%, 03/18/30(a)	200	187,852
5.75%, 05/28/29(a)	200	204,792
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	199,760
4.75%, 02/21/29(a)	200	199,556
China Construction Bank Corp.
2.85%, 01/21/32, (5-year CMT + 1.40%)(a)(h)	600	595,356
4.23%, 09/11/30, (1-day SOFR Index + 0.58%)(a)(h)	200	201,144
China Construction Bank Corp./Hong Kong
4.00%, 06/15/29, (1-day SOFR Index + 0.35%)(a)(h)	200	199,831
4.03%, 06/15/31, (1-day SOFR Index + 0.38%)(a)(h)	200	199,556
4.24%, 05/28/30, (1-day SOFR Index + 0.60%)(a)(h)	200	201,642
China Everbright Bank Co. Ltd/Hong Kong, 4.17%, 05/22/28, (1-day SOFR Index + 0.54%)(a)(h)	200	200,140
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(a)	200	204,754
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	184,394
Security	Par (000)	Value
China (continued)
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.07%)(a)(c)(h)	$400	$410,472
CITIC Ltd., 2.85%, 02/25/30(a)	200	187,840
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28(a)	200	200,406
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	200	210,672
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	200	190,170
3.30%, 09/30/49	200	144,006
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	187,392
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	198,940
CNOOC Petroleum North America ULC
6.40%, 05/15/37	200	223,000
7.50%, 07/30/39	200	246,808
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	200	214,724
Contemporary Ruiding Development Ltd., 2.63%, 09/17/30(a)	200	183,516
CSI MTN Ltd.
4.21%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(h)	200	200,125
4.26%, 01/20/31, (1-day SOFR Index + 0.60%)(a)(h)	200	200,000
4.39%, 10/22/27, (1-day SOFR Index + 0.73%)(a)(h)	200	200,482
ENN Energy Holdings Ltd., 2.63%, 09/17/30(a)	200	181,618
Far East Horizon Ltd., 5.88%, 03/05/28(a)	200	200,250
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	200	203,570
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	185,090
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	200	202,284
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(c)(h)	1,600	1,595,728
Industrial & Commercial Bank of China Ltd./Hong Kong
4.03%, 03/16/29, (1-day SOFR Index + 0.38%)(a)(h)	200	200,052
4.15%, 05/21/28, (1-day SOFR Index + 0.52%)(a)(h)	200	200,488
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	246,395
Industrial Bank Co. Ltd/Hong Kong, 4.06%, 03/12/29, (1-day SOFR Index + 0.41%)(a)(h)	400	400,100
Inventive Global Investments Ltd., 4.11%, 11/19/28, (1-day SOFR Index + 0.48%)(a)(h)	200	200,088
JD.com, Inc., 3.38%, 01/14/30	200	191,964
Joy Treasure Assets Holdings, Inc.
3.50%, 09/24/29(a)	200	192,316
4.30%, 12/04/28(a)	200	198,234
5.75%, 06/06/29(a)	200	204,706
Kuaishou Technology
4.13%, 01/22/31	200	195,048
4.75%, 01/22/36(a)	200	188,380
Lenovo Group Ltd.
3.42%, 11/02/30(a)	400	374,360
6.54%, 07/27/32(a)	200	212,674
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	168,996
Meituan
3.05%, 10/28/30(a)	200	183,286
4.50%, 04/02/28(a)	200	198,654
4.50%, 05/05/31(a)	200	192,742
4.63%, 10/02/29(a)	400	394,228
4.75%, 11/05/32(a)	200	192,074
5.13%, 11/05/35(a)	200	189,182
Prosus NV
3.06%, 07/13/31(a)	1,200	1,075,200
3.68%, 01/21/30(a)	800	756,688
3.83%, 02/08/51(a)	1,100	708,543
4.03%, 08/03/50(a)	600	404,928

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
4.19%, 01/19/32(a)	$600	$564,114
4.99%, 01/19/52(a)	700	536,060
5.53%, 07/13/33(i)	200	197,650
5.87%, 07/13/36(i)	600	590,343
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	185,168
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(a)	200	184,012
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	173,772
Soar Wise Ltd., 4.48%, 03/28/30, (1-day SOFR Index + 0.83%)(a)(h)	200	194,902
Tencent Holdings Ltd.
2.39%, 06/03/30(a)	600	552,750
2.88%, 04/22/31(a)	200	185,170
3.24%, 06/03/50(a)	600	390,300
3.29%, 06/03/60(a)	200	120,800
3.60%, 01/19/28(a)(d)	300	296,229
3.68%, 04/22/41(a)	200	162,176
3.84%, 04/22/51(a)	400	287,552
3.93%, 01/19/38(a)	200	174,870
3.94%, 04/22/61(a)	200	138,720
3.98%, 04/11/29(a)	800	789,288
4.53%, 04/11/49(a)(d)	200	163,788
5.00%, 06/16/36(d)(i)	600	587,730
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	179,230
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	200	99,772
Weibo Corp., 3.38%, 07/08/30	200	186,570
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)	200	180,852
3.38%, 04/29/30(a)	200	189,270
Yongda Investment Ltd., 4.60%, 06/03/28(a)	200	198,940
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(a)	200	181,064
		34,470,825
Colombia — 3.5%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% Cash + 8.00% PIK)(a)(g)	334	326,471
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	367,500
Banco Davivienda SA
6.65%, (10-year CMT + 5.10%)(a)(c)(h)	200	185,724
8.13%, 07/02/35, (5-year CMT + 4.59%)(a)(h)	400	411,600
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.32%)(d)(h)	400	421,500
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	200	188,890
Ecopetrol SA
4.63%, 11/02/31	600	545,100
5.88%, 05/28/45	1,000	795,150
5.88%, 11/02/51(d)	400	308,050
6.88%, 04/29/30	1,000	1,011,700
7.38%, 09/18/43(d)	450	432,281
7.75%, 02/01/32	850	875,925
8.38%, 01/19/36	1,100	1,158,569
8.63%, 01/19/29	558	588,969
8.88%, 01/13/33	1,200	1,294,200
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	391	366,735
Gran Tierra Energy, Inc., 9.75%, 04/15/31(a)	200	179,540
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	564,120
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(a)	200	193,635
Grupo Nutresa SA
7.88%(h)	600	591,750
Security	Par (000)	Value
Colombia (continued)
8.00%, 05/12/30(a)	$800	$845,362
9.00%, 05/12/35(a)	800	885,631
Parex Resources, Inc., 8.50%, 05/11/31(a)	400	405,000
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)	200	188,156
7.75%, 06/24/56, (5-year CMT + 3.63%)(h)(i)	335	340,260
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(a)	400	399,376
SURA Asset Management SA, 6.35%, 05/13/32(a)	200	207,580
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	200	200,002
		14,278,776
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	600	603,186
Czech Republic — 0.2%
Czechoslovak Group A/S, 6.50%, 01/10/31(a)	800	810,160
Dominican Republic — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	410,960
AES Espana BV, 7.75%, 02/25/37(e)(f)(i)	200	200,876
		611,836
Ghana — 0.3%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	349,548
Tullow Holdco 2 Ltd., 15.00%, 11/15/28, (12.00 % Cash and 3.00 % PIK)(a)(g)	864	888,162
		1,237,710
Guatemala — 1.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	850	830,195
CT Trust, 5.13%, 02/03/32(a)	600	561,000
Energuate Trust 2 0, 6.35%, 09/15/35(a)	600	587,916
Industrial Subordinated Trust 2 0, 6.55%, 04/15/36, (5-year CMT + 2.86%)(a)(h)	600	603,060
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	400	391,750
Millicom International Cellular SA
4.50%, 04/27/31(a)(d)	800	737,062
6.25%, 03/25/29(a)	360	359,946
7.38%, 04/02/32(a)	400	409,250
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV, 6.75%, 11/10/32(a)	400	397,208
		4,877,387
Hong Kong — 3.4%
AIA Group Ltd.
3.20%, 02/25/37(a)(e)	400	297,208
3.38%, 04/07/30(a)	200	190,810
3.60%, 04/09/29(a)	200	194,868
3.90%, 04/06/28(a)	200	197,718
4.50%, 03/16/46(a)	200	170,080
4.88%, 03/11/44(a)	200	180,880
4.95%, 04/04/33(a)	200	200,210
4.95%, 03/30/35(a)	200	193,556
5.38%, 04/05/34(a)	200	199,812
5.40%, 09/30/54(a)	200	180,398
5.63%, 10/25/27(a)	200	202,314
Bank of East Asia Ltd.(The)
4.88%, 04/22/32, (5-year CMT + 2.30%)(a)(h)	250	249,036
6.75%, 06/27/34, (5-year CMT + 2.55%)(a)(h)	250	257,892

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
Cas Capital No. 2 Ltd., 6.25%, (5-year CMT + 2.53%)(a)(c)(h)	$200	$199,216
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.65%)(a)(h)	250	255,470
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(a)	200	180,590
CLP Power Hong Kong Financing Ltd., 2.13%, 06/30/30(a)	200	182,042
CS Treasury Management Services P Ltd., 9.00%(a)(c)	312	320,814
Elect Global Investments Ltd., 7.20%, (5-year CMT + 3.28%)(a)(c)(h)	200	209,002
FWD Group Holdings Ltd.
5.84%, 09/22/35(a)	200	196,986
7.64%, 07/02/31(a)	200	216,042
HKT Capital Ltd., 5.13%, 06/10/36(a)	200	193,038
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(a)	200	180,960
Hongkong Electric Finance Ltd.
1.88%, 08/27/30(a)	200	179,068
4.75%, 02/03/36(a)	200	195,312
Hongkong Land Finance Cayman Islands Co. Ltd.(The)
2.25%, 07/15/31(a)	200	177,538
2.88%, 05/27/30(a)	200	186,812
HPHT Finance 25 Ltd., 5.00%, 02/21/30(a)	200	199,186
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	187,394
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	194,130
JMH Co. Ltd., 2.50%, 04/09/31(a)	200	180,554
Li & Fung Ltd., 5.25%(a)(c)	200	116,820
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(a)	200	179,388
Link Finance Cayman Ltd., 4.88%, 02/02/36(a)	200	192,481
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	800	776,072
5.75%, 07/21/28(a)	600	593,700
6.50%, 09/24/33(a)	400	385,840
7.63%, 04/17/32(a)	600	609,750
MTR Corp. CI Ltd.
4.88%, (5-year CMT + 0.86%)(a)(c)(h)	400	398,196
5.63%, (5-year CMT + 1.46%)(a)(c)(h)	400	405,540
MTR Corp. Ltd.
1.63%, 08/19/30(a)	200	178,786
4.38%, 04/01/30(a)	200	199,500
4.88%, 04/01/35(a)	200	201,022
5.25%, 04/01/55(a)	400	380,596
Nan Fung Treasury III Ltd., 5.00%(a)(c)	200	145,572
Nan Fung Treasury Ltd., 5.75%, 05/21/36(a)	200	195,446
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.10%)(a)(h)	250	254,413
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	167,594
PCPD Capital Ltd., 7.50%, 05/15/29	200	198,500
Phoenix Lead Ltd., 4.85%(a)(c)	200	163,000
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.52%)(a)(h)	200	189,958
3.13%, 04/14/30	300	282,393
4.88%(a)(c)	200	176,064
Seaspan Corp. Pte. Ltd., 5.50%, 08/01/29(a)	200	193,968
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(a)	200	186,068
2.88%, 01/21/30(a)	200	187,626
Security	Par (000)	Value
Hong Kong (continued)
Swire Pacific Mtn Financing HK Ltd.
2.88%, 01/30/30(a)	$200	$188,910
4.63%, 08/28/32(a)	200	197,564
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	200	196,456
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	196,190
		14,086,349
Hungary — 0.2%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(h)	600	625,500
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(h)	300	313,320
		938,820
India — 3.7%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(a)	400	401,252
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	375,192
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)	400	386,596
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(a)(c)(h)	200	199,313
Bharti Airtel Ltd., 3.25%, 06/03/31(a)	400	368,520
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	401,060
Canara Bank, 4.90%, 09/11/29(a)	200	198,134
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)	371	377,337
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	200	203,894
Greenko Power II Ltd., 4.30%, 12/13/28(a)	430	412,204
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	394	397,178
HDFC Bank Ltd.
3.70%, (5-year CMT + 2.93%)(a)(c)(h)	400	398,375
5.18%, 02/15/29(a)	200	200,312
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)	200	196,678
ICICI Bank Ltd./IFSC, 5.46%, 07/30/31(i)	400	401,164
IIFL Finance Ltd., 7.60%, 09/10/29(a)	200	200,480
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	359,356
3.25%, 02/13/30(a)	200	187,194
3.57%, 01/21/32(a)(d)	400	366,344
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	402,500
JSW Steel Ltd., 5.05%, 04/05/32(a)	200	193,406
Muthoot Finance Ltd.
5.75%, 08/04/30(a)	400	389,204
6.38%, 04/23/29(a)	400	398,500
6.38%, 03/02/30(a)	400	395,920
7.13%, 02/14/28(a)	200	201,650
Oil India Ltd., 5.13%, 02/04/29(a)	200	199,410
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	182,780
3.95%, 04/23/30(a)	400	381,132
4.50%, 06/18/29(a)	400	393,096
6.15%, 12/06/28(a)	200	204,294
REC Ltd.
4.75%, 09/27/29(a)	200	197,446
5.63%, 04/11/28(a)	400	402,804
Reliance Industries Ltd.
2.88%, 01/12/32(a)	800	712,944
3.63%, 01/12/52(a)	900	613,566
3.67%, 11/30/27(a)	250	246,040
3.75%, 01/12/62(a)	400	264,012
4.88%, 02/10/45(a)	250	218,685

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
6.25%, 10/19/40(a)	$250	$262,242
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(a)	400	395,500
Shriram Finance Ltd., 6.15%, 04/03/28(a)	200	201,586
State Bank of India/London
4.50%, 09/09/30(a)	400	389,072
4.88%, 05/05/28(a)	400	398,882
5.00%, 01/17/29(a)	200	199,756
5.13%, 11/25/29(a)	400	400,840
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	184,000
Vedanta Resources Finance II PLC
7.00%, 07/13/32(i)	200	199,800
7.38%, 07/13/34(i)	400	398,608
7.75%, 07/13/37(i)	200	200,000
		15,258,258
Indonesia — 2.2%
Bank Mandiri Persero Tbk PT
4.90%, 03/24/28(a)	400	398,160
5.25%, 04/10/31(a)	600	593,532
Bank Negara Indonesia Persero Tbk PT
5.28%, 04/05/29(a)	400	400,724
7.15%, (5-year CMT + 3.26%)(a)(c)(h)	400	396,500
Freeport Indonesia PT
5.32%, 04/14/32(a)	1,200	1,168,500
6.20%, 04/14/52(a)	500	464,665
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50% Cash or 7.25% PIK)(a)(g)	462	388,867
Indika Energy Tbk PT, 8.75%, 05/07/29(a)	250	253,750
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(a)	800	725,576
3.54%, 04/27/32(a)	400	358,176
4.75%, 06/09/51(a)	600	460,530
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(a)	404	406,059
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(a)	400	414,000
Minejesa Capital BV
4.63%, 08/10/30(a)	649	637,318
5.63%, 08/10/37(a)	800	745,712
Nickel Industries Ltd., 9.00%, 09/30/30(a)	600	610,572
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	600	556,500
		8,979,141
Israel — 2.9%
Bank Hapoalim BM
3.26%, 01/21/32, (5-year CMT + 2.16%)(a)(h)(i)	600	595,770
4.72%, 07/14/29(a)(i)	600	588,930
5.25%, 01/14/33(a)(i)	600	588,000
Bank Leumi Le-Israel BM
5.34%, 06/29/29(i)	200	200,274
5.74%, 09/09/36, (5-year CMT + 1.55%)(h)(i)	600	591,000
7.13%, 07/18/33, (5-year CMT + 3.47%)(a)(h)(i)	400	407,880
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(i)	400	395,000
5.88%, 03/30/31(a)(i)	450	429,771
8.50%, 09/30/33(a)(i)	470	493,660
ICL Group Ltd.
6.04%, 06/16/36(i)	400	394,744
6.38%, 05/31/38(a)(i)	450	453,730
Israel Discount Bank Ltd., 5.38%, 01/26/28(a)(i)	400	399,500
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(i)	400	364,116
4.25%, 08/14/28(a)(i)	600	586,572
Security	Par (000)	Value
Israel (continued)
5.63%, 01/28/38(a)(i)	$200	$196,126
Leviathan Bond Ltd., 6.75%, 06/30/30(a)(i)	425	435,765
Mizrahi Tefahot Bank Ltd.
5.05%, 01/28/31(a)(i)	600	589,596
5.84%, 04/15/36, (5-year CMT + 2.10%)(a)(h)(i)	400	397,382
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	500	511,055
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	1,300	953,875
5.13%, 05/09/29	750	744,765
6.00%, 12/01/32	200	203,395
6.75%, 03/01/28	700	710,682
8.13%, 09/15/31	200	222,478
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	400	404,440
		11,858,506
Ivory Coast — 0.1%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	406,316
Jamaica — 0.4%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(a)	1,400	1,441,125
Jordan — 0.1%
Hikma Finance USA LLC, 5.13%, 07/08/30(a)	400	397,616
Kazakhstan — 1.1%
Kaspi.KZ JSC
5.90%, 04/28/31(a)	400	396,188
6.25%, 03/26/30(a)	600	602,778
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)	600	530,796
5.38%, 04/24/30(a)	800	797,608
5.75%, 04/19/47(a)	700	631,736
5.75%, 04/19/47(a)	200	180,496
6.38%, 10/24/48(a)	900	865,638
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)	600	550,800
		4,556,040
Kuwait — 2.0%
Boubyan Sukuk Ltd., 4.97%, 06/04/30(a)	400	397,816
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.23%)(a)(h)	400	396,876
Burgan Senior SPC Ltd., 4.88%, 10/16/30(a)	400	393,968
Equate Sukuk Spc Ltd., 5.00%, 09/05/31(a)	600	588,414
KFH Sukuk Co.
4.56%, 01/13/31(a)	800	781,000
5.01%, 01/17/29(a)	800	796,250
5.38%, 01/14/30(a)	800	804,000
KFH Tier 1 Sukuk 2 Ltd., 6.25%, (5-year CMT + 2.50%)(a)(c)(h)	600	597,690
MEGlobal BV, 2.63%, 04/28/28(a)	600	567,563
MEGlobal Canada ULC, 5.88%, 05/18/30(a)	400	403,776
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.05%)(a)(h)	600	596,436
5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(h)	400	401,752
NBK Tier 1 Ltd.
3.63%, (6 year USD CMT + 2.88%)(a)(c)(h)	600	598,050
6.38%, (6 year USD CMT + 2.40%)(a)(c)(h)	600	600,036
Warba Sukuk Ltd., 5.35%, 07/10/29(a)	400	401,132
		8,324,759

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28(a)	$800	$500,000
5.75%, 08/15/29(a)	1,200	754,152
		1,254,152
Macau — 1.8%
MGM China Holdings Ltd.
6.25%, 05/15/33(i)	600	577,668
7.13%, 06/26/31(a)	400	409,500
Sands China Ltd.
2.85%, 03/08/29	600	565,429
3.25%, 08/08/31	500	450,075
4.38%, 06/18/30	600	576,750
5.40%, 08/08/28	1,200	1,204,812
SJM International Ltd., 6.50%, 01/15/31(a)	400	377,088
Studio City Finance Ltd., 5.00%, 01/15/29(a)	700	669,298
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	772,040
5.50%, 10/01/27(a)	200	199,000
5.63%, 08/26/28(a)	1,000	986,700
6.75%, 02/15/34(a)	800	783,600
		7,571,960
Malaysia — 0.9%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	400	358,576
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)	800	717,600
Gohl Capital Holdings Ltd.
7.63%, (5-year CMT + 3.71%)(a)(c)(h)	600	573,000
8.30%, (5-year CMT + 4.26%)(a)(c)(h)	400	379,528
Malayan Banking Bhd
4.23%, 11/19/28, (1-day SOFR + 0.60%)(a)(h)	400	400,528
4.23%, 04/23/29, (1-day SOFR + 0.57%)(a)(h)	400	400,248
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(a)	700	702,261
		3,531,741
Mauritius — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(a)	400	404,128
Mexico — 5.0%
Alpek SAB de CV
3.25%, 02/25/31(a)	200	173,575
4.25%, 09/18/29(a)	200	187,000
America Movil SAB de CV
2.88%, 05/07/30	200	184,774
3.63%, 04/22/29	200	192,916
4.38%, 07/16/42	400	330,704
4.38%, 04/22/49(d)	400	315,480
4.70%, 07/21/32	200	194,070
5.00%, 01/20/33	200	196,210
6.13%, 03/30/40	550	557,343
6.38%, 03/01/35	250	264,935
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.64%)(a)(c)(h)	200	198,588
6.63%, (10-year CMT + 5.03%)(a)(c)(h)	200	189,550
7.50%, (10-year CMT + 5.47%)(a)(c)(h)	200	198,650
8.38%, (10-year CMT + 7.76%)(a)(c)(h)	200	205,084
8.38%, (5-year CMT + 4.07%)(a)(c)(h)	200	202,895
8.45%, (5-year CMT + 4.01%)(c)(h)(i)	200	199,800
8.75%, (10-year CMT + 4.30%)(a)(c)(h)	200	205,000
Banco Nacional de Mexico SA, 6.70%, 08/07/36, (5-year CMT + 2.68%)(a)(h)	400	395,600
Security	Par (000)	Value
Mexico (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.62%, 12/10/29(a)	$400	$405,040
7.53%, 10/01/28, (5-year CMT + 3.00%)(a)(h)	200	207,880
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/33, (5-year CMT + 2.65%)(a)(h)	400	390,564
5.40%, 06/03/31(i)	200	198,565
5.88%, 09/13/34, (5-year CMT + 4.31%)(a)(h)	400	391,320
7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(h)	200	205,000
8.13%, 01/08/39, (5-year CMT + 4.21%)(a)(h)	200	210,530
8.45%, 06/29/38, (5-year CMT + 4.66%)(a)(h)	400	429,200
Becle SAB de CV, 2.50%, 10/14/31(a)	200	170,092
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51(a)	200	144,992
5.38%, 01/09/36(a)	200	195,750
6.05%, 01/15/29(a)	200	203,908
6.40%, 01/15/34(a)	200	209,440
Borr IHC Ltd./Borr Finance LLC
8.75%, 01/15/32(i)	200	195,366
8.75%, 01/15/32	200	195,366
9.00%, 01/15/34(i)	200	194,700
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	198	205,827
Cemex SAB de CV
3.88%, 07/11/31(a)	400	371,760
5.20%, 09/17/30(a)	200	198,813
5.45%, 11/19/29(a)	400	400,400
5.75%, 06/05/36	400	389,800
7.20%, (5-year CMT + 3.52%)(a)(c)(h)	200	205,900
CFE Fibra E, 5.88%, 09/23/40(a)	194	186,275
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(d)	300	246,253
2.75%, 01/22/30	200	185,300
5.10%, 05/06/35	150	146,175
Cometa Energia SA de CV, 6.38%, 04/24/35(a)	144	147,216
Corp Inmobiliaria Vesta SAB de CV, 5.50%, 01/30/33(a)	200	190,986
COX Asset Mexico SA de CV
7.13%, 01/08/32(a)	200	198,778
7.75%, 05/08/36	400	400,021
El Puerto de Liverpool SAB de CV
5.75%, 02/10/38(a)	200	187,500
6.26%, 01/22/32(a)	200	205,598
Esentia Energy Development SAB de CV
6.13%, 07/30/33(a)	200	196,180
6.50%, 07/30/38	400	383,113
FIBRA Prologis
5.50%, 11/26/35(a)	200	190,690
5.63%, 01/14/38	200	188,991
Fibra SOMA Trust F/6185, 7.13%, 05/28/36(a)	200	196,300
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	457	453,406
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	500	345,990
Fresnillo PLC, 4.25%, 10/02/50(a)	200	149,204
Gruma SAB de CV, 5.39%, 12/09/34(a)	200	196,950
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	200	199,896
8.63%, 11/15/31(a)	200	200,940

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Grupo Bimbo SAB de CV
4.70%, 11/10/47(a)	$200	$166,000
4.88%, 06/27/44(a)	200	173,500
Grupo Televisa SAB
5.00%, 05/13/45	200	136,826
5.25%, 05/24/49	200	135,822
6.13%, 01/31/46	200	154,410
6.63%, 01/15/40	200	174,000
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)	200	192,622
4.75%, 08/06/50(a)	200	155,132
5.65%, 09/12/49(a)	200	175,702
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)	200	144,370
4.88%, 01/14/48(a)	200	151,830
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)	200	179,000
Minera Mexico SA de CV
4.50%, 01/26/50(a)	400	310,260
5.63%, 02/12/32(a)	200	198,992
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	168,940
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(a)	200	149,146
5.88%, 09/17/44(a)	200	159,900
6.80%, 05/13/30(a)	200	200,131
Saavi Energia SARL, 8.88%, 02/10/35(a)	200	216,820
Sigma Foods SAB de CV, 6.88%, 03/25/44(a)	200	207,000
Southern Copper Corp.
5.25%, 11/08/42	400	363,480
5.35%, 06/24/36	200	194,334
5.88%, 04/23/45	500	486,250
6.75%, 04/16/40(d)	350	377,370
7.50%, 07/27/35	300	338,238
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)	164	153,514
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	290	283,800
		20,655,538
Mongolia — 0.1%
Golomt Bank, 7.95%, 05/14/29(a)	400	402,236
Morocco — 1.4%
OCP SA
3.75%, 06/23/31(a)	500	454,125
5.13%, 06/23/51(a)	600	457,830
6.10%, 04/30/30(a)	600	605,538
6.70%, 03/01/36(a)	600	606,110
6.74%, (5-year CMT + 2.75%)(a)(c)(h)	800	784,800
6.75%, 05/02/34(a)	1,200	1,230,120
6.88%, 04/25/44(a)	400	390,624
7.37%, (5-year CMT + 3.22%)(a)(c)(h)	400	391,624
7.50%, 05/02/54(a)	800	820,328
		5,741,099
Nigeria — 0.7%
Access Bank PLC, 9.13%, (5-year CMT + 8.07%)(a)(c)(h)	400	402,044
Dangote Fertiliser Ltd., 7.75%, 05/05/31(a)	600	602,807
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	398,288
7.88%, 05/29/30(a)	600	616,524
8.25%, 11/29/31(a)	400	417,508
Security	Par (000)	Value
Nigeria (continued)
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	$400	$420,500
		2,857,671
Oman — 0.3%
Bank Muscat SAOG, 4.85%, 10/01/30(a)	600	586,410
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	399,564
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	350	356,251
		1,342,225
Pakistan — 0.3%
Veon Midco BV
6.95%, 06/01/31(i)	400	396,752
6.95%, 06/01/31(a)	200	198,376
7.45%, 06/01/33(i)	600	594,564
		1,189,692
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	926	870,659
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	600	607,771
Generadora de Gatun SA, 6.87%, 09/30/44(a)	800	799,900
Sable International Finance Ltd., 7.13%, 10/15/32(a)	600	591,518
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	377,060
		3,246,908
Peru — 2.1%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.45%)(a)(h)	400	396,864
5.65%, 01/15/37, (5-year CMT + 1.96%)(a)(d)(h)	400	393,400
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(h)	400	397,100
5.85%, 01/11/29(a)	300	304,470
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(h)	600	609,900
Banco Internacional del Peru SAA Interbank, 4.80%, 07/15/31(a)	350	341,126
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	600	610,890
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(d)	400	385,900
5.20%, 04/11/38(a)	400	387,188
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	400	428,040
InRetail Consumer, 3.25%, 03/22/28(a)	400	384,400
Kallpa Generacion SA
5.50%, 09/11/35(a)	600	587,838
5.88%, 01/30/32(a)	335	340,109
Minsur SA, 4.50%, 10/28/31(a)	400	377,232
Niagara Energy SAC, 5.75%, 10/03/34(a)	900	889,875
Peru LNG SRL, 5.38%, 03/22/30(a)	400	388,702
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	400	410,628
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	755	779,077
		8,412,739
Philippines — 1.0%
Bank of the Philippine Islands, 5.00%, 04/07/30(a)	400	400,000
BDO Unibank, Inc., 4.38%, 12/03/30(a)	400	391,000
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	388,240
Manila Water Co., Inc., 4.38%, 07/30/30(a)	400	386,500
Metropolitan Bank & Trust Co.
5.38%, 03/06/29(a)	400	404,504
5.50%, 03/06/34(a)	400	400,584
San Miguel Global Power Holdings Corp.
8.13%, (5-year CMT + 6.40%)(a)(c)(h)	400	397,460
8.75%, (5-year CMT + 7.73%)(a)(c)(h)	600	604,206
8.95%, (5-year CMT + 7.45%)(a)(c)(h)	400	403,500

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29(a)	$400	$401,125
		4,177,119
Poland — 0.4%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	500	472,495
ORLEN SA, 6.00%, 01/30/35(a)	1,200	1,222,248
		1,694,743
Qatar — 3.3%
ABQ Finance Ltd., 4.95%, 03/25/30(a)	400	398,064
BBG Sukuk Ltd., 4.56%, 10/09/29(a)	800	787,500
CBQ Finance Ltd.
4.63%, 09/10/30(a)	400	387,625
5.38%, 03/28/29(a)	600	599,340
Commercial Bank PSQC (The), 6.25%, (5-year CMT + 2.66%)(a)(c)(h)	400	392,500
Doha Finance Ltd.
4.50%, 03/16/31(a)	400	382,912
5.25%, 03/12/29(a)	400	399,750
5.25%, 03/05/30(a)	600	596,736
MAR Finance LLC, 4.88%, 05/29/30(a)	400	400,064
Nakilat, Inc., 6.07%, 12/31/33(a)	401	407,811
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	800	718,800
3.88%, 01/31/28(a)	200	196,682
4.50%, 01/31/43(a)	400	345,984
4.63%, 10/10/34(a)	400	385,328
QIB Sukuk Ltd.
4.40%, 03/05/31(a)	400	388,312
4.49%, 09/17/29(a)	600	589,875
4.80%, 06/12/30(a)	800	791,680
5.58%, 11/22/28(a)	600	606,750
QIC Cayman Ltd., 6.15%, (6 year USD CMT + 2.20%)(a)(c)(h)	400	390,740
QIIB Senior Oryx Ltd.
4.50%, 11/13/30(a)	400	391,276
5.25%, 01/24/29(a)	400	402,252
QNB Finance Ltd.
4.47%, 01/29/31, (1-day SOFR + 0.80%)(a)(h)	600	588,936
4.50%, 07/24/30(a)	800	783,000
4.70%, 03/04/30, (1-day SOFR + 1.05%)(a)(h)	600	595,939
4.71%, 04/27/29, (1-day SOFR + 1.05%)(a)(h)	200	198,880
4.85%, 04/02/29, (1-day SOFR + 1.20%)(h)	800	799,888
4.88%, 01/30/29(a)	800	796,008
		13,722,632
Saudi Arabia — 6.3%
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(a)	200	199,250
5.05%, 03/12/29(a)	400	399,160
5.65%, 03/16/36, (5-year CMT + 2.00%)(a)(h)	400	392,200
6.15%, 04/21/36, (5-year CMT + 2.27%)(a)(h)	200	199,938
6.25%, (6 year USD CMT + 1.59%)(a)(c)(h)	400	399,316
AL Rajhi Tier 1 Sukuk Ltd.
6.15%, (6 year USD CMT + 2.33%)(a)(c)(h)	200	199,214
6.38%, (5-year CMT + 1.89%)(a)(c)(h)	200	200,875
Alinma At1 Sukuk Ltd., 6.50%, (5-year CMT + 2.36%)(a)(c)(h)	200	201,470
Alinma Bank, 6.25%, (5-year CMT + 2.43%)(a)(c)(h)	200	199,350
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(c)(h)	400	403,004
Almarai Sukuk Ltd.
4.45%, 09/24/30(a)	200	193,302
Security	Par (000)	Value
Saudi Arabia (continued)
5.23%, 07/25/33(a)	$200	$199,094
ANB Tier 1 Sukuk Co. Ltd., 6.40%, (5-year CMT + 2.60%)(a)(c)(h)	200	200,422
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	200	200,470
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/30(a)	200	198,188
BAB Usd At1 Sukuk Ltd., 6.50%, (5-year CMT + 2.36%)(a)(c)(h)	200	200,793
BAJ Tier 1 Sukuk Co. Ltd., 6.50%, (5-year CMT + 2.85%)(a)(c)(h)	200	200,562
Banque Saudi Fransi, 6.38%, (6 year USD CMT + 2.52%)(a)(c)(h)	200	198,422
BSF Finance
5.50%, 11/23/27(a)	200	200,828
5.76%, 09/03/35, (5-year CMT + 2.00%)(a)(h)	200	195,062
BSF Sukuk Co. Ltd.
4.75%, 05/31/28(a)	400	398,500
5.38%, 01/21/30(a)	200	201,750
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(a)	200	195,976
7.25%, 05/26/31(a)	200	195,956
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	388	344,696
4.39%, 11/30/46(a)	300	233,562
Green Palm Bidco SARL
5.96%, 06/30/41(i)	200	195,618
5.96%, 06/30/41(a)	200	195,618
6.46%, 06/30/46(i)	400	389,012
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(a)	200	198,164
6.10%, 08/23/42(a)	400	394,496
6.13%, 02/23/38(a)	400	400,944
6.51%, 02/23/42(a)	400	406,180
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(a)	200	198,992
5.25%, 01/29/36(a)	200	192,625
5.50%, 02/13/35(a)	200	198,314
Riyad Bank, 5.81%, 01/14/36, (5-year CMT + 2.10%)(a)(h)	200	195,500
Riyad Sukuk Ltd., 6.21%, 07/14/35, (5-year CMT + 2.25%)(a)(h)	400	400,000
Riyad T1 Sukuk Ltd., 5.50%, (5-year CMT + 1.91%)(a)(c)(h)	200	195,924
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(c)(h)	200	196,996
SA Global Sukuk Ltd.
2.69%, 06/17/31(a)	800	709,120
4.13%, 09/17/30(a)	400	382,100
4.25%, 10/02/29(a)	400	388,500
4.63%, 09/17/35(a)	400	373,548
4.75%, 10/02/34(a)	400	380,560
SAB AT1 Ltd., 6.50%, (5-year CMT + 2.30%)(a)(c)(h)	200	201,375
SABIC Capital I BV
2.15%, 09/14/30(a)	200	178,026
3.00%, 09/14/50(a)	200	123,290
SABIC Capital II BV, 4.50%, 10/10/28(a)	200	196,976
Saib Tier 1 Sukuk Ltd., 6.38%, (5-year CMT + 2.09%)(a)(c)(h)	200	201,250
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	400	353,358
3.25%, 11/24/50(a)	600	364,968
3.50%, 04/16/29(a)	700	671,300

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
3.50%, 11/24/70(a)	$600	$346,260
4.25%, 04/16/39(a)	600	511,800
4.38%, 02/02/31(a)	400	386,204
4.38%, 04/16/49(a)	900	674,424
4.75%, 06/02/30(a)	400	393,436
5.00%, 02/02/36(a)	200	191,000
5.25%, 07/17/34(a)	600	590,250
5.38%, 06/02/35(a)	400	394,760
5.75%, 07/17/54(a)	400	357,424
5.88%, 07/17/64(a)	400	354,120
6.00%, 02/02/56(a)	200	182,500
6.38%, 06/02/55(a)	600	580,998
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(h)	200	197,312
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	200	181,154
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	200	189,362
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	600	595,098
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(a)	200	178,580
Saudi Electricity Sukuk Programme Co.
4.52%, 01/22/32(a)	200	192,874
4.63%, 04/11/33(a)	400	387,456
4.94%, 02/13/29(a)	200	198,500
5.07%, 01/22/36(a)	400	385,000
5.19%, 02/13/34(a)	400	392,908
5.23%, 02/18/30(a)	200	199,890
5.49%, 02/18/35(a)	200	199,084
5.68%, 04/11/53(a)	400	375,800
Saudi National Bank (The), 6.15%, (5-year CMT + 2.34%)(a)(c)(h)	200	195,372
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	386,000
SNB Funding Ltd.
4.86%, 07/11/29, (1-day SOFR + 1.20%)(a)(h)	200	199,500
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(h)	400	398,561
SNB Sukuk Ltd.
5.13%, 02/27/29(a)	200	200,313
5.94%, 07/18/36, (5-year CMT + 1.85%)(a)(h)	200	199,252
STC Sukuk Co. II Ltd.
4.49%, 01/15/31(a)	200	194,060
5.08%, 01/15/36(a)	200	196,062
TMS Issuer SARL, 5.78%, 08/23/32(a)	400	403,625
		25,643,053
Serbia — 0.4%
Telecommunications Co. Telekom Srbija AD Belgrade
7.00%, 10/28/29(a)	600	598,134
7.25%, 05/18/31(a)	1,000	987,500
		1,585,634
Singapore — 2.7%
Clifford Capital Holdings Pte. Ltd., 3.97%, 09/30/28(a)	400	394,684
DBS Group Holdings Ltd.
4.23%, 03/21/28, (1-day SOFR + 0.60%)(a)(h)	800	802,163
4.28%, 03/21/30, (1-day SOFR + 0.65%)(a)(h)	400	401,896
4.40%, 03/21/28(a)	200	199,680
GLP Pte. Ltd.
7.87%, (5-year CMT + 3.74%)(a)(c)(h)	200	121,750
9.75%, 05/20/28(a)	200	180,708
Security	Par (000)	Value
Singapore (continued)
Great Eastern Life Assurance Co. Ltd. (The), 5.40%, (5-year CMT + 0.70%)(a)(c)(h)	$400	$395,000
Oversea-Chinese Banking Corp. Ltd.
4.11%, 05/26/29, (1-day SOFR + 0.47%)(a)(h)	200	199,930
4.52%, 03/04/36, (5-year CMT + 0.90%)(a)(h)	400	389,120
4.55%, 09/08/35, (5-year CMT + 0.80%)(a)(h)	600	585,696
4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(h)	600	598,608
5.52%, 05/21/34, (5-year CMT + 1.03%)(a)(h)	400	405,724
Puma International Financing SA, 7.75%, 04/25/29(a)	400	408,320
Sats Treasury Pte. Ltd., 4.83%, 01/23/29(a)	400	400,044
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	387,748
5.25%, 03/21/34(a)	400	399,868
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	300	335,520
SingTel Group Treasury Pte. Ltd.
1.88%, 06/10/30(a)	600	542,190
2.38%, 08/28/29(a)	400	374,672
3.88%, 08/28/28(a)	400	395,556
ST Engineering RHQ Ltd., 4.25%, 05/08/30(a)	400	393,888
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.23%)(a)(h)	600	596,424
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(h)	800	790,240
4.23%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(h)	400	400,875
4.40%, 04/02/28(a)(d)	600	598,524
Yinson Production Financial Services Pte. Ltd., 9.63%, 05/03/29(a)(i)	400	419,788
		11,118,616
South Africa — 2.0%
Anglo American Capital PLC
2.63%, 09/10/30(a)	600	545,712
2.88%, 03/17/31(a)	400	362,680
3.88%, 03/16/29(a)	400	389,876
3.95%, 09/10/50(a)	400	285,280
4.50%, 03/15/28(a)	200	198,820
4.63%, 03/19/31	400	390,172
4.75%, 03/16/52(a)	400	321,408
5.00%, 03/21/33(a)	400	390,152
5.25%, 03/19/36(a)	600	580,998
5.50%, 05/02/33(a)	700	699,020
5.63%, 04/01/30(a)	400	406,834
5.75%, 04/05/34(a)	600	606,252
6.00%, 04/05/54(a)	200	190,536
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	200	201,250
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)	200	203,818
Sasol Financing USA LLC
5.50%, 03/18/31	700	651,924
8.75%, 05/03/29(a)	300	313,800
8.75%, 04/10/33(a)	400	415,796
Sibanye-Stillwater UK Financing PLC, 6.25%, 11/15/31(a)	400	394,064
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 05/13/32(a)	600	609,294
		8,157,686
South Korea — 3.1%
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32, (5-year CMT + 1.85%)(a)(h)	400	396,716
6.30%, 06/24/55, (5-year CMT + 2.29%)(a)(h)	400	408,436

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Hyundai Capital Services, Inc.
5.13%, 02/05/29(a)	$200	$200,938
5.25%, 01/22/28(a)	200	201,168
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)	200	202,930
Kookmin Bank
2.50%, 11/04/30(a)	200	179,582
4.63%, 04/21/28(a)	200	199,832
Korea Gas Corp.
2.88%, 07/16/29(a)	400	380,692
6.25%, 01/20/42(a)(d)	400	428,168
KT Corp.
4.13%, 02/02/28(a)	400	396,896
4.38%, 01/03/29	400	396,396
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(h)	200	201,566
LG Chem Ltd.
2.38%, 07/07/31(a)	200	173,236
3.63%, 04/15/29(a)	200	191,984
LG Energy Solution Ltd.
5.25%, 04/02/31(a)	200	197,872
5.38%, 07/02/29(a)	400	402,340
5.38%, 04/02/30(a)	200	199,650
5.50%, 07/02/34(a)	400	390,960
5.75%, 09/25/28(a)	200	202,712
5.88%, 04/02/35(a)	400	396,378
5.88%, 04/02/36(a)	200	196,528
Momentive Performance Materials, Inc., 4.13%, 10/22/28(a)	400	393,764
NAVER Corp., 4.38%, 04/21/31(a)	200	195,682
NongHyup Bank, 4.88%, 07/03/28(a)	400	401,160
POSCO, 5.75%, 01/17/28(a)	200	202,572
Posco International Corp., 5.13%, 06/29/31(i)	200	197,090
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(a)(d)	400	383,188
4.50%, 04/12/28(a)	200	199,562
4.63%, 05/13/30(a)	200	199,226
4.74%, 10/26/28, (1-day SOFR + 1.08%)(a)(h)	200	202,582
5.75%, 04/15/34(a)	200	202,582
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(a)	200	196,236
5.00%, 07/24/28(a)	200	200,360
SK Battery America, Inc., 4.25%, 01/22/29(a)	600	592,620
SK hynix, Inc.
4.25%, 09/11/28(a)	200	197,868
4.38%, 09/11/30(a)	200	195,530
SK Hynix, Inc.
2.38%, 01/19/31(a)	600	537,534
5.50%, 01/16/29(a)	400	405,942
6.38%, 01/17/28(a)	400	409,664
6.50%, 01/17/33(a)	400	425,540
SK On Co. Ltd., 4.38%, 05/07/29(a)	200	197,676
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(a)(h)	200	204,640
Woori Bank
4.88%, 01/26/28(a)	400	401,084
6.38%, (5-year CMT + 2.28%)(a)(c)(h)	200	205,560
		12,692,642
Supranational — 0.2%
Africa Finance Corp., 2.88%, 04/28/28(a)	400	383,796
Security	Par (000)	Value
Supranational (continued)
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	$400	$381,120
		764,916
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	400	386,328
12.00%, 02/15/31(a)	400	416,256
		802,584
Taiwan — 2.4%
Cathaylife Singapore Pte. Ltd.
5.50%, 04/29/41, (5-year CMT + 1.28%)(a)(h)	400	385,724
5.95%, 07/05/34(a)	400	408,306
Foxconn Far East Ltd., 2.50%, 10/28/30(a)	600	545,388
Fubon Life Singapore Pte. Ltd., 5.45%, 12/10/35(a)	600	582,330
Nanshan Life Pte. Ltd.
5.45%, 09/11/34(a)	600	572,370
5.88%, 03/17/41, (5-year CMT + 1.85%)(a)(h)	400	384,144
TSMC Arizona Corp.
2.50%, 10/25/31	900	803,520
3.13%, 10/25/41	800	625,488
3.25%, 10/25/51	800	564,944
4.13%, 04/22/29	400	394,852
4.25%, 04/22/32	700	679,672
4.50%, 04/22/52	700	616,091
TSMC Global Ltd.
1.00%, 09/28/27(a)	400	384,124
1.38%, 09/28/30(a)	900	787,014
1.75%, 04/23/28(a)	700	667,506
2.25%, 04/23/31(a)	1,300	1,160,042
4.63%, 07/22/32(a)	400	395,664
		9,957,179
Tanzania — 0.2%
HTA Group Ltd./Mauritius
6.75%, 04/01/31(a)	400	404,596
7.50%, 06/04/29(a)	600	613,656
		1,018,252
Thailand — 2.3%
Advanced Info Service PCL, 4.26%, 03/04/31(a)	600	579,468
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(a)(h)	800	719,120
3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(h)	900	854,226
4.45%, 09/19/28(a)	400	397,000
4.51%, 11/26/30(a)	400	391,256
5.08%, 11/26/35(a)	400	384,258
5.30%, 09/21/28(a)	400	403,866
5.50%, 09/21/33(a)	600	604,056
5.65%, 07/05/34(a)	600	606,204
6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(h)	800	796,600
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)	500	447,880
6.50%, (5-year CMT + 2.82%)(a)(c)(h)	400	392,080
7.13%, (5-year CMT + 3.16%)(a)(c)(h)	400	392,600
Kasikornbank PCL
3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(h)	600	597,330
5.46%, 03/07/28(a)	400	402,796
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)	600	390,342
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)	400	281,404
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	394,172

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Thailand (continued)
Thaioil Treasury Center Co. Ltd., 6.10%(a)(c)(h)	$400	$391,500
		9,426,158
Togo — 0.1%
Ecobank Transnational, Inc., 10.13%, 10/15/29(a)	400	441,400
Turkey — 3.8%
ADM Elektrik Dagitim A/S, 9.50%, 02/05/31(a)	400	382,424
Akbank TAS
7.50%, 01/20/30(a)	200	204,938
7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(h)	200	199,408
7.95%, (5-year CMT + 4.22%)(a)(c)(h)	400	384,060
9.37%, (5-year CMT + 5.27%)(a)(c)(h)	400	405,756
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	200	186,196
Arcelik A/S, 8.50%, 09/25/28(a)	200	206,130
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(a)	400	395,564
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	200	193,384
Emlak Konut Varlik Kiralama A/S, 7.75%, 06/01/31(a)	200	197,890
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	400	411,500
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29(a)	200	200,200
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29(a)	200	191,906
Limak Cimento Sanayi ve Ticaret A/S, 9.75%, 07/25/29(a)	400	400,700
Limak Yenilenebilir Enerji A/S, 9.63%, 08/12/30(a)	200	197,582
Mersin Uluslararasi Liman Isletmeciligi A/S, 8.25%, 11/15/28(a)	200	204,174
Pegasus Hava Tasimaciligi A/S, 8.00%, 09/11/31(a)	200	197,823
QNB Bank A/S
5.88%, 02/11/31(a)	200	192,250
7.25%, 05/21/29(a)	200	203,446
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	407,788
8.38%, 01/23/33(a)	200	201,190
8.63%, 05/02/32(a)	400	404,244
TT Varlik Kiralama A/S, 6.50%, 10/30/30(a)	200	196,126
Turk Telekomunikasyon A/S
6.95%, 10/07/32(a)	400	394,036
7.38%, 05/20/29(a)	200	202,920
Turkcell Iletisim Hizmetleri A/S
5.80%, 04/11/28(a)	300	300,237
7.45%, 01/24/30(a)	200	204,660
7.65%, 01/24/32(a)	200	205,472
Turkiye Garanti Bankasi A/S
7.63%, 04/15/36, (5-year CMT + 3.87%)(a)(h)	400	393,488
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(h)	400	402,500
8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(h)	200	201,125
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(h)	200	202,750
Turkiye Is Bankasi A/S
7.38%, 04/02/36, (5-year CMT + 3.63%)(a)(h)	400	387,408
7.58%, 02/05/37, (5-year CMT + 3.65%)(a)(h)	200	195,250
7.75%, 06/12/29(a)	200	205,838
9.13%, (5-year CMT + 4.63%)(a)(c)(h)	200	200,650
9.19%, 06/29/28, (5-year USD Swap + 5.12%)(a)(h)	200	208,750
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	200	198,125
7.25%, 07/31/30(a)	400	399,316
8.20%, (5-year CMT + 4.44%)(a)(c)(h)	200	192,832
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(h)	400	409,500
9.00%, 10/12/28(a)	400	421,184
10.12%, (5-year CMT + 5.49%)(a)(c)(h)	200	205,000
Security	Par (000)	Value
Turkey (continued)
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31(a)	$400	$406,560
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%, 05/15/29(a)	200	58,000
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	194,268
9.50%, 10/06/28(a)	600	600,000
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	200	201,280
7.25%, 03/03/30(a)	400	403,144
7.55%, 06/11/36, (5-year CMT + 3.83%)(a)(h)	200	195,312
8.25%, (5-year CMT + 4.44%)(a)(c)(h)	200	193,267
9.25%, 10/16/28(a)	400	423,750
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(h)	400	412,312
9.38%, (5-year CMT + 5.09%)(a)(c)(h)	200	201,186
9.74%, (5-year CMT + 5.50%)(a)(c)(h)	200	203,472
Zorlu Enerji Elektrik Uretim A/S, 11.00%, 04/23/30(a)	600	446,178
		15,634,449
Ukraine — 0.2%
Metinvest BV, 7.75%, 10/17/29(a)	400	372,000
MHP Lux SA, 10.50%, 07/28/29(a)	400	415,500
		787,500
United Arab Emirates — 5.3%
Abu Dhabi Commercial Bank PJSC
4.65%, 06/10/30, (1-day SOFR + 1.00%)(a)(h)	200	198,800
5.36%, 03/10/35, (5-year CMT + 1.68%)(a)(h)	200	197,700
5.38%, 07/18/28(a)	200	201,126
5.50%, 01/12/29(a)	200	201,250
8.00%, (5-year CMT + 3.52%)(a)(c)(h)	400	414,100
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(a)	200	198,376
4.88%, 05/21/30(a)	200	197,584
4.88%, 07/25/33(a)	200	192,356
5.25%, 07/25/34(a)	200	195,844
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)	200	190,170
3.40%, 04/29/51(a)	200	130,326
4.00%, 10/03/49(a)	200	147,692
4.38%, 01/24/29(a)	200	196,846
4.38%, 10/09/31(a)	400	384,436
4.70%, 04/24/33(a)	200	193,790
4.75%, 03/09/37(a)	200	186,118
4.88%, 04/23/30(a)	200	198,262
6.50%, 10/27/36(a)	300	323,682
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(a)	300	265,539
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(c)(h)	200	203,500
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	200	202,600
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(a)	200	198,234
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	200	190,125
5.25%, 03/25/35(a)	200	191,812
5.50%, 05/16/34(a)	200	195,708
Aldar Properties PJSC
5.88%, 04/14/56, (5-year CMT + 2.02%)(a)(h)	200	183,500
6.62%, 04/15/55, (5-year CMT + 2.04%)(a)(h)	400	385,220
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	400	390,300
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	200	200,750
Binghatti Sukuk 2 Spv Ltd., 7.75%, 07/02/29(a)	200	178,336
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(a)	200	168,800

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
BOS Funding Ltd.
5.25%, 09/12/29(a)	$200	$196,562
7.00%, 03/14/28(a)	200	202,620
Commercial Bank of Dubai PSC, 4.86%, 10/10/29(a)	200	197,126
Dhafrah Pv2 Energy Co. LLC, 5.79%, 06/30/53(a)	199	192,292
DIB Sukuk Ltd.
4.57%, 11/19/30(a)	400	391,456
4.80%, 08/16/28(a)	400	398,000
5.24%, 03/04/29(a)	200	201,404
5.49%, 11/30/27(a)	400	403,375
DIB Tier 1 Sukuk 7 Ltd., Series ., 6.25%, (6 year USD CMT + 1.91%)(a)(c)(h)	200	201,350
EI Sukuk Co. Ltd.
5.06%, 03/25/30(a)	200	199,230
5.43%, 05/28/29(a)	400	401,732
Emaar Sukuk Ltd., 3.70%, 07/06/31(a)	200	186,528
Emirates NBD Bank PJSC
4.25%, (6 year USD CMT + 3.16%)(a)(c)(h)	200	197,192
4.53%, 01/13/31(a)	200	194,437
4.76%, 01/22/30, (1-day SOFR + 1.10%)(a)(h)	200	199,876
5.13%, 06/29/31(i)	200	197,645
5.14%, 11/26/29(a)	200	200,064
5.63%, 10/21/27(a)	200	201,250
5.88%, 10/11/28(a)	400	407,250
6.25%, (6 year USD CMT + 1.84%)(a)(c)(h)	400	402,632
Esic Sukuk Ltd., 5.83%, 02/14/29(a)	200	200,375
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(a)	200	199,532
4.78%, 01/23/29(a)	200	198,760
5.15%, 01/16/30(a)	200	200,000
First Abu Dhabi Bank PJSC
4.30%, 01/13/31(a)	200	192,626
4.38%, 04/24/28(a)	400	395,396
4.38%, 09/10/30(a)	400	387,500
4.38%, 02/11/31, (1-day SOFR + 0.75%)(a)(h)	200	196,688
4.66%, 01/22/30, (1-day SOFR + 1.00%)(a)(h)	200	198,784
4.71%, 07/22/29, (1-day SOFR + 1.05%)(a)(h)	200	199,658
4.77%, 06/06/28(a)	200	199,125
4.87%, 01/29/29, (1-day SOFR + 1.20%)(a)(h)	200	200,940
5.00%, 02/28/29(a)	400	398,122
5.13%, 10/13/27(a)	200	200,516
5.80%, 01/16/35, (5-year CMT + 1.55%)(a)(h)	200	200,750
5.88%, (6 year USD CMT + 2.09%)(a)(c)(h)	400	394,520
6.32%, 04/04/34, (5-year CMT + 1.70%)(a)(h)	400	406,125
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	396	346,202
2.63%, 03/31/36(a)	400	342,069
2.94%, 09/30/40(a)	509	413,024
3.25%, 09/30/40(a)	400	305,000
Ittihad International II Ltd., 7.38%, 11/13/30(a)	200	199,846
MAF Global Securities Ltd., 5.75%, (5-year CMT + 2.05%)(a)(c)(h)	200	186,508
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	189,234
4.64%, 05/14/29(a)	200	195,178
4.88%, 10/22/35(a)	200	189,000
Mashreqbank PSC
6.25%, (5-year CMT + 2.52%)(a)(c)(h)	200	196,162
7.13%, (5-year CMT + 2.71%)(a)(c)(h)	200	201,750
7.88%, 02/24/33, (5-year CMT + 4.00%)(a)(h)	200	204,846
Security	Par (000)	Value
United Arab Emirates (continued)
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(a)	$200	$198,636
National Central Cooling Co. PJSC
2.50%, 10/21/27(a)	200	193,938
5.28%, 03/05/30(a)	200	200,782
Omniyat Sukuk 1 Ltd., 7.25%, 03/04/31(a)	200	171,000
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	202,784
SIB Sukuk Co. III Ltd.
4.60%, 11/12/30(a)	200	195,250
5.25%, 07/03/29(a)	200	200,104
SIB Tier 1 Sukuk Iind Ltd., 6.13%, (6 year USD CMT + 1.96%)(a)(c)(h)	200	201,852
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	400	366,200
Sobha Sukuk Ltd., 8.00%, 02/19/29(a)	200	192,000
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	178	143,620
		21,679,305
United Kingdom — 3.5%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	400	409,000
Avianca Midco 2 PLC
9.63%, 02/14/30(a)	400	385,120
10.25%, 01/07/32(i)	200	187,736
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)	200	189,460
3.38%, 09/06/49(a)	200	138,218
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)	200	194,852
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(a)	200	184,284
3.38%, 05/08/50(a)	200	138,138
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)	400	360,824
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)	400	401,380
4.88%, 04/21/33(a)	400	394,680
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)	200	193,938
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(a)	200	203,502
5.50%, 04/26/34(a)	200	203,840
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(a)	200	195,854
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	305	345,370
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.18%)(a)(h)	200	198,158
2.68%, 06/29/32, (1-year CMT + 1.20%)(a)(h)	400	353,684
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(h)	400	363,576
3.60%, 01/12/33, (1-year CMT + 1.90%)(a)(h)	200	180,754
4.30%, 01/13/30(h)	200	196,808
4.30%, (5-year CMT + 3.14%)(a)(c)(h)	400	383,836
4.31%, 05/21/30(a)(h)	400	391,852
4.58%, 01/13/30, (1-day SOFR + 0.92%)(a)(h)	200	200,226
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(h)	500	490,510
4.75%, (5-year CMT + 3.81%)(a)(c)(h)	400	373,172
4.86%, 01/21/29, (1-day SOFR + 1.24%)(a)(h)	200	201,234
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(h)	400	400,872
5.24%, 01/13/37, (1-year CMT + 1.07%)(h)(i)	200	191,612
5.24%, 01/13/37, (1-year CMT + 1.07%)(a)(h)	200	191,612
5.30%, 01/09/43(a)	200	179,557
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(h)	600	584,857

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
5.69%, 05/14/28, (1-year CMT + 1.05%)(a)(h)	$400	$402,467
5.70%, 03/26/44(a)	400	376,000
5.71%, 03/05/47, (1-year CMT + 1.10%)(a)(h)	200	186,108
5.91%, 05/14/35, (1-year CMT + 1.45%)(a)(h)	400	404,584
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(h)	400	410,604
6.23%, 01/21/36, (1-year CMT + 1.43%)(a)(h)	200	205,780
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(h)	600	611,094
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(h)	400	415,524
7.00%, (5-year CMT + 2.67%)(a)(c)(h)	200	198,350
7.00%, (5-year CMT + 2.87%)(a)(c)(h)	200	198,464
7.02%, 02/08/30, (1-year CMT + 2.20%)(a)(h)	200	208,882
7.63%, (5-year CMT + 3.02%)(a)(c)(h)	200	207,772
7.75%, (5-year CMT + 4.98%)(a)(c)(h)	400	409,112
7.77%, 11/16/28, (1-year CMT + 3.45%)(a)(h)	600	621,846
7.88%, (5-year CMT + 3.57%)(a)(c)(h)	200	209,722
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	200	211,360
		14,286,185
United States — 1.9%
Canpack Group, Inc., 6.00%, 05/15/31	400	397,400
GCC SAB de CV, 3.61%, 04/20/32(a)	200	181,100
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29(d)	200	191,273
3.00%, 05/15/32	450	396,486
3.63%, 01/15/32	200	183,498
4.38%, 02/02/52	200	143,328
5.50%, 01/15/36	500	488,950
5.63%, 03/10/37	300	293,374
5.75%, 04/01/33(d)	400	405,766
5.95%, 04/20/35	200	202,643
6.25%, 03/01/56	400	373,440
6.38%, 02/25/55	200	189,476
6.38%, 04/15/66	200	186,244
6.40%, 05/10/57	300	284,087
6.50%, 12/01/52	400	387,173
7.25%, 11/15/53	200	209,423
Las Vegas Sands Corp.
3.90%, 08/08/29	500	481,580
5.30%, 05/15/31	200	197,230
5.63%, 06/15/28	800	807,651
5.65%, 05/18/33(d)	400	394,359
6.00%, 08/15/29	400	407,924
6.00%, 06/14/30	400	407,248
6.20%, 08/15/34	400	403,452
Playtika Holding Corp., 4.25%, 03/15/29(a)	390	354,047
		7,967,152
Zambia — 0.9%
First Quantum Minerals Ltd.
6.38%, 02/15/36(a)	1,200	1,156,560
7.25%, 02/15/34(a)	600	609,938
8.00%, 03/01/33(a)	800	829,544
8.63%, 06/01/31(a)	1,000	1,037,500
		3,633,542
Total Corporate Bonds & Notes — 96.3% (Cost: $405,728,202)		394,972,189
Security	Par (000)	Value
Foreign Government Obligations
South Korea — 0.8%
Industrial Bank of Korea
4.00%, 09/30/29(a)	$200	$197,004
4.20%, 06/24/28, (1-day SOFR + 0.58%)(a)(h)	200	200,700
4.38%, 06/24/30(a)	200	197,942
5.38%, 10/04/28(a)	400	406,944
Korea Electric Power Corp., 4.24%, 11/12/28(a)(h)	400	400,436
Korea Expressway Corp., 4.25%, 05/06/31	400	390,836
Korea Gas Corp.
4.25%, 07/10/30(a)	200	196,120
4.88%, 07/05/28(a)	200	200,766
5.00%, 07/08/29(a)	200	201,932
Korea Hydro & Nuclear Power Co. Ltd.
4.46%, 07/30/30	200	201,146
4.50%, 06/16/31(i)	200	196,176
4.50%, 06/16/31	400	393,438
4.63%, 07/29/29(a)	200	199,460
		3,382,900
Supranational — 0.8%
Africa Finance Corp.
3.75%, 10/30/29(a)	400	380,748
5.55%, 10/08/29(a)	400	402,348
7.50%, 12/31/99, (5-year CMT + 3.02%)(a)(c)(h)	400	402,984
African Export-Import Bank(The)
3.80%, 05/17/31(a)	600	544,716
3.99%, 09/21/29(a)	600	570,996
6.25%, 01/23/32(i)	400	399,317
7.13%, 07/23/36(i)	600	598,950
		3,300,059
United Kingdom — 0.1%
Avianca Midco 2 PLC, 9.50%, 01/28/31	400	375,192
Total Foreign Government Obligations — 1.7% (Cost: $7,138,758)		7,058,151
Total Long-Term Investments — 98.0% (Cost: $412,866,960)		402,030,340
	Shares
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(j)(k)(l)	20,675,005	20,681,207
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(j)(k)	4,830,000	4,830,000
Total Short-Term Securities — 6.2% (Cost: $25,511,261)		25,511,207
Total Investments — 104.2% (Cost: $438,378,221)		427,541,547
Liabilities in Excess of Other Assets — (4.2)%		(17,224,781)
Net Assets — 100.0%		$410,316,766

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF

(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,059,750	$—	$(4,372,469)(a)	$(6,423)	$349	$20,681,207	20,675,005	$105,163 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,530,000	1,300,000 (a)	—	—	—	4,830,000	4,830,000	78,164	—
				$(6,423)	$349	$25,511,207		$183,327	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$394,972,189	$—	$394,972,189

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Foreign Government Obligations	$—	$7,058,151	$—	$7,058,151
Short-Term Securities
Money Market Funds	25,511,207	—	—	25,511,207
	$25,511,207	$402,030,340	$—	$427,541,547

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
GOL	General Obligation Limited

PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate